UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Tax-Managed International Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.7%)

Australia (5.0%)
BHP Billiton Ltd.	416,928	$5,822
Commonwealth Bank of Australia	149,960	4,054
National Australia Bank Ltd.	180,657	3,963
Australia & New Zealand Bank Group Ltd.	219,693	3,501
Westpac Banking Corp., Ltd.	220,541	3,248
Woolworths Ltd.	136,781	1,697
Rio Tinto Ltd.	41,567	1,450
Wesfarmers Ltd.	44,901	1,380
Suncorp-Metway Ltd.	82,661	1,242
AMP Ltd.	217,774	1,192
Foster's Group Ltd.	299,889	1,190
Telstra Corp. Ltd.	291,490	1,148
Woodside Petroleum Ltd.	60,636	1,141
Macquarie Bank Ltd.	29,872	1,110
QBE Insurance Group Ltd.	87,540	1,008
Coles Myer Ltd.	137,758	1,002
Insurance Australia Group Ltd.	198,075	971
Rinker Group Ltd.	112,042	937
Tabcorp Holdings Ltd.	70,274	914
WMC Resources Ltd.	137,893	843
Australian Gas Light Co., Ltd.	70,406	773
Amcor Ltd.	137,000	759
Brambles Industries Ltd.	115,812	712
Alumina Ltd.	143,219	654
BlueScope Steel Ltd.	96,585	649
CSL Ltd.	23,198	613
Santos Ltd.	85,337	595
Coca-Cola Amatil Ltd.	81,065	537
Newcrest Mining Ltd.	39,521	533
Origin Energy Ltd.	94,322	520
Lend Lease Corp.	51,164	499
Orica Ltd.	33,073	467
Boral Ltd.	97,123	458
Lion Nathan Ltd.	73,688	413
Qantas Airways Ltd.	150,401	413
Paperlinx Ltd.	124,096	393
John Fairfax Holdings Ltd.	114,428	370
Toll Holdings Ltd.	31,487	340
Sonic Healthcare Ltd.	34,004	317
Patrick Corp. Ltd.	67,299	306
Aristocrat Leisure Ltd.	36,934	290
AXA Asia Pacific Holdings Ltd.	86,909	282
Leighton Holdings Ltd.	33,840	267
OneSteel Ltd.	124,969	250
Perpetual Trustees Australia Ltd.	5,581	247
Southcorp Ltd.	74,767	244
Australian Stock Exchange Ltd.	15,577	244
CSR Ltd.	120,552	229
Mayne Group Ltd.	75,946	227
Pacific Brands Ltd.	110,046	213
Cochlear Ltd.	8,158	207
Publishing & Broadcasting Ltd.	17,100	204
Computershare Ltd.	46,661	202
Ansell Ltd.	23,109	176
Harvey Norman Holdings Ltd.	73,253	153
Iluka Resources Ltd.	34,429	151
Futuris Corp., Ltd.	68,354	110
* Australian Wealth Management Ltd.	11,159	9

		51,839

Austria (0.4%)
OMV AG	2,568	818
Telekom Austria AG	40,295	791
Erste Bank der Oesterreichischen Sparkassen AG	13,898	729
Bank Austria Creditanstalt	4,232	418
Wienerberger AG	7,461	340
Voestalpine AG	2,963	229
Oesterreichische Elektrizitaetswirtschafts AG Class A	710	161
Boehler-Uddeholm AG	787	108
Mayr-Melnhof Karton AG	546	87
Flughafen Wien AG	1,209	81
* RHI AG	1,970	61

		3,823

Belgium (1.4%)
Fortis Group	139,497	3,988
KBC Bankverzekeringsholding	20,939	1,770
Dexia	72,123	1,721
Electrabel SA	3,167	1,425
Solvay SA	6,932	828
* Belgacom SA	18,792	779
InBev	19,309	678
Delhaize Group	7,754	533
UCB SA	9,699	471
Agfa Gevaert NV	10,665	374
Colruyt NV	2,011	313
Cofinimmo	1,821	295
Euronav SA	8,510	283
* Mobistar SA	3,173	279
Umicore	2,703	275
Bekaert NV	2,542	214
Compagnie Maritime Belge SA	4,342	166
Omega Pharma SA	2,311	120
Barco NV	1,397	114
D'Ieteren SA	430	101

		14,727

Bermuda (0.0%)
Ship Finance International Ltd.	1,561	32

		32

Denmark (0.8%)
Novo Nordisk A/S B Shares	27,894	1,557
Danske Bank A/S	50,290	1,463
AP Moller-Maersk A/S	127	1,185
TDC A/S	21,144	892
ISS A/S	5,376	438
Danisco A/S	5,929	402
GN Store Nord A/S	25,167	290
Novozymes A/S	5,824	286
* Vestas Wind Systems A/S	19,105	276
* Topdanmark A/S	2,500	187
Carlsberg A/S B Shares	3,656	182
H. Lundbeck A/S	7,318	178
DSV, De Sammensluttede Vognmaend A/S	2,300	176
Kobenhavns Lufthavne A/S	660	158
* William Demant A/S	3,100	155
Coloplast A/S B Shares	2,750	144
East Asiatic Co. A/S	1,950	111
Bang & Olufsen A/S B Shares	1,309	88
NKT Holding A/S	2,140	74
* FLS Industries A/S B Shares	3,799	70

		8,312

Finland (1.4%)
* Nokia Oyj	538,335	8,325
* UPM-Kymmene Oyj	60,032	1,335
Stora Enso Oyj R Shares	72,175	1,014
* Fortum Oyj	39,415	770
Sampo Oyj A Shares	43,222	630
TietoEnator Oyj B Shares	12,935	443
* Kone Corp. B Shares	4,365	341
Metso Oyj	17,640	317
Elisa Oyj Class A	14,693	250
Wartsila Oyj B Shares	8,205	218
Nokian Renkaat Oyj	1,259	203
Outokumpu Oyj A Shares	9,400	169
Uponor Oyj	7,590	160
Amer Group Ltd.	8,571	154
Kesko Oyj	5,760	148
Rautaruuki Oyj	10,970	148
Pohjola Group PLC D Shares	9,770	118
Orion-Yhtyma Oyj B Shares	7,300	112
KCI Konecranes Oyj	2,700	112

		14,967

France (9.5%)
Total SA	65,727	15,427
Sanofi-Aventis	112,497	9,527
BNP Paribas SA	91,908	6,535
France Telecom SA	170,420	5,108
AXA	163,705	4,374
Societe Generale Class A	38,481	4,012
* Vivendi Universal SA	117,284	3,600
Carrefour SA	66,131	3,522
L'Oreal SA	34,989	2,807
Groupe Danone	27,694	2,764
Suez SA	92,817	2,506
L'Air Liquide SA (Registered)	12,533	2,311
Cie. de St. Gobain SA	34,987	2,138
LVMH Louis Vuitton Moet Hennessy	28,277	2,121
Credit Agricole SA	76,118	2,076
Schneider Electric SA	25,572	2,007
Lafarge SA	19,784	1,922
Renault SA	21,300	1,908
* Alcatel SA	141,094	1,709
PSA Peugeot Citroen	19,643	1,250
Veolia Environnement	34,875	1,239
Vinci SA	8,145	1,177
STMicroelectronics NV	67,310	1,125
Compagnie Generale des Etablissements Michelin SA B Shares	17,033	1,122
Lagardere S.C.A	14,622	1,109
Accor SA	22,294	1,094
Bouygues SA	23,377	929
European Aeronautic Defence and Space Co.	28,028	840
Pinault-Printemps-Redoute SA	7,772	833
Essilor International SA	11,267	816
Pernod Ricard SA	5,741	804
Unibail Co.	6,626	786
Thomson SA	26,176	707
Gecina SA	5,696	656
Klepierre	6,135	553
Euronext NV	14,755	527
* Cap Gemini SA	13,601	476
* Atos Origin SA	6,567	446
Sagem SA	19,570	441
Societe Television Francaise 1	13,257	420
* Alstom	486,929	418
Publicis Groupe SA	13,494	415
Autoroutes du Sud de la France	7,357	374
Thales SA	8,927	373
Technip SA	2,223	372
Valeo SA	7,910	353
Sodexho Alliance SA	10,342	346
Etablissements Economiques du Casino Guichard-Perrachon SA	3,777	318
Dassault Systemes SA	6,594	312
Imerys SA	3,620	274
Hermes International	1,238	250
Air France	13,764	249
CNP Assurances	3,441	244
* Business Objects SA	7,554	204
Zodiac SA	4,377	204
Societe BIC SA	3,486	198

		98,628

Germany (6.9%)
Siemens AG	92,839	7,371
* Deutsche Telekom AG	317,702	6,355
E.On AG	72,517	6,258
Deutsche Bank AG	57,004	4,928
Allianz AG	35,857	4,562
DaimlerChrysler AG (Registered)	100,311	4,498
BASF AG	60,302	4,279
SAP AG	23,872	3,854
RWE AG	48,755	2,957
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	21,385	2,581
Bayer AG	76,535	2,536
* Bayerische Hypo-und Vereinsbank AG	74,299	1,820
Deutsche Post AG	57,707	1,412
Schering AG	19,024	1,267
Volkswagen AG	26,105	1,246
Continental AG	15,237	1,185
* Commerzbank AG	52,209	1,136
Deutsche Boerse AG	14,089	1,062
Metro AG	16,982	915
Adidas-Salomon AG	5,308	844
ThyssenKrupp AG	36,136	746
Man AG	16,504	740
* Infineon Technologies AG	72,240	694
Linde AG	9,808	676
Porsche AG	925	673
Depfa Bank PLC	41,618	659
Henkel KGaA	7,001	635
* Hypo Real Estate Holding AG	14,973	625
Altana AG	8,059	514
Puma AG	1,873	470
TUI AG	17,172	455
HeidelbergerCement AG	6,953	439
Volkswagen AG Pfd.	12,081	437
* Merck KGaA	5,726	409
* Deutsche Lufthansa AG	26,657	385
Celesio AG	3,934	323
Fresenius Medical Care AG	3,962	322
RWE AG Pfd.	4,449	236
Beiersdorf AG	1,817	203
* Qiagen NV	15,311	182
ProSieben Sat.1 Media AG	9,611	181
Fresenius Medical Care AG	2,952	171
Douglas Holding AG	3,391	125
Suedzucker AG	6,032	122
MLP AG	7,244	105
* EPCOS AG	6,044	84
Karstadt Quelle AG	5,141	52
* HeidelbergerCement AG	504	31

		71,760

Greece (0.5%)
National Bank of Greece SA	30,619	1,038
Alpha Credit Bank SA	23,510	796
EFG Eurobank Ergasias	21,497	663
Greek Organization of Football Prognostics	17,100	499
Hellenic Telecommunication Organization SA	26,680	472
Public Power Corp.	12,470	360
Bank of Piraeus	17,800	324
Coca-Cola Hellenic Bottling Co. SA	12,307	310
Cosmote Mobile Communications SA	16,500	291
Titan Cement Co. SA	6,400	213
Commercial Bank of Greece SA	5,680	150
Viohalco, Hellenic Copper & Aluminum Industry SA	12,610	101
Hellenic Petroleum SA	9,500	95
Germanos SA	2,600	80
Hyatt Regency Hotels and Tourism SA	5,900	70
Hellenic Technodomiki Tev SA	12,776	58
Technical Olympic SA	8,000	49
Folli-Follie SA	1,400	40
Intracom SA	7,700	39
Hellenic Duty Free Shops SA	1,100	18

		5,666

Hong Kong (1.7%)
Hutchison Whampoa Ltd.	245,512	2,082
Cheung Kong Holdings Ltd.	184,000	1,629
Sun Hung Kai Properties Ltd.	152,064	1,376
CLP Holdings Ltd.	228,732	1,301
Hang Seng Bank Ltd.	90,543	1,200
Swire Pacific Ltd. A Shares	133,798	1,057
Hong Kong Electric Holdings Ltd.	204,500	909
Hong Kong & China Gas Co., Ltd.	409,177	804
Boc Hong Kong Holdings Ltd.	427,000	784
Esprit Holdings Ltd.	103,072	703
Hang Lung Properties Ltd.	347,900	503
Wharf Holdings Ltd.	153,215	484
Bank of East Asia Ltd.	153,749	442
Henderson Land Development Co. Ltd.	99,006	440
Hong Kong Exchanges & Clearing Ltd.	121,000	312
Li & Fung Ltd.	167,850	305
New World Development Co., Ltd.	241,150	236
Techtronic Industries Co., Ltd.	100,000	221
PCCW Ltd.	375,000	210
MTR Corp.	133,000	204
* Hutchison Telecommunications International Ltd.	202,000	193
Cathay Pacific Airways Ltd.	97,170	183
Hopewell Holdings Ltd.	74,000	174
Shangri-La Asia Ltd.	117,059	171
Cheung Kong Infrastructure Holdings Ltd.	59,000	169
Yue Yuen Industrial (Holdings) Ltd.	57,500	164
Hysan Development Co., Ltd.	78,000	154
Television Broadcasts Ltd.	29,000	146
Sino Land Co.	159,000	143
Johnson Electric Holdings Ltd.	148,498	134
Kerry Properties Ltd.	57,500	125
Kingboard Chemical Holdings Ltd.	42,000	125
Orient Overseas International Ltd.	23,000	111
Giordano International Ltd.	129,000	88
ASM Pacific Technology Ltd.	16,500	71
Texwinca Holdings Ltd.	72,000	60
SCMP Group Ltd.	79,863	36
Kingboard Chemical Holdings Ltd. Warrants Exp.12/31/2006	4,200	3

		17,452

Ireland (0.8%)
Allied Irish Banks PLC	99,707	2,088
Bank of Ireland	111,255	1,753
CRH PLC	61,137	1,607
Irish Life & Permanent PLC	31,026	552
Kerry Group PLC A Shares	14,965	363
* Grafton Group PLC	25,074	297
Independent News & Media PLC	64,183	212
DCC PLC	8,424	196
* Ryanair Holdings PLC	21,583	170
Kingspan Group PLC	13,404	159
Eircom Group PLC	54,400	144
* Elan Corp. PLC	42,303	132
Fyffes PLC	33,722	99
Greencore Group PLC	13,017	55
* Waterford Wedgwood PLC	975,633	49

		7,876

Italy (4.2%)
ENI SpA	303,070	7,897
ENEL SpA	425,956	4,087
Telecom Italia SpA	960,865	3,640
Assicurazioni Generali SpA	111,430	3,608
Unicredito Italiano SpA	514,132	3,030
Telecom Italia SpA RNC	674,857	2,115
San Paolo-IMI SpA	126,523	1,987
Banca Intesa SpA	373,498	1,903
Mediaset SpA	67,799	977
Telecom Italia Mobile SpA	145,226	973
Mediobanca Banca di Credito Finanziaria SpA	53,842	937
Banche Popolari Unite Scarl SpA	42,587	896
* Banca Antonveneta SpA	26,852	873
Capitalia SpA	167,042	873
Riunione Adriatica di Sicurta SpA	35,913	848
Autostrade SpA	32,359	840
Banco Popolare di Verona e Novara Scarl SpA	42,508	796
Alleanza Assicurazioni SpA	54,200	710
Finmeccanica SpA	678,032	689
* Banca Nazionale del Lavoro (BNL) SpA	192,272	620
Snam Rete Gas SpA	101,006	564
Banca Intesa SpA Non Convertible Risp	108,576	500
Banca Monte dei Paschi di Siena SpA	138,394	467
* Fiat SpA	60,579	442
Banca Popolare di Milano SpA	45,909	440
Pirelli & C. Accomandita per Azioni SpA	293,329	366
Luxottica Group SpA	15,894	326
Terna SpA	116,437	310
Banca Fideuram SpA	41,244	212
* FinecoGroup SpA	23,311	206
Mediolanum SpA	29,536	202
Seat Pagine Gialle SpA	457,790	190
* Edison SpA	90,579	185
* Autogrill SpA	12,148	182
Bulgari SpA	13,389	160
Italcementi SpA	8,752	148
Mondadori (Arnoldo) Editore SpA	13,486	145
Gruppo Editoriale L'Espresso SpA	19,257	121
* Telecom Italia Media SpA	200,572	112
* Tiscali SpA	17,212	61
Benetton Group SpA	4,600	44

		43,682

Japan (21.4%)
Toyota Motor Corp.	336,300	12,497
Canon, Inc.	98,200	5,260
Takeda Chemical Industries Ltd.	103,500	4,933
Mitsubishi Tokyo Financial Group Inc.	533	4,602
Honda Motor Co., Ltd.	87,600	4,384
Sony Corp.	107,900	4,311
Mizuho Financial Group, Inc.	904	4,269
NTT DoCoMo, Inc.	2,341	3,921
Matsushita Electric Industrial Co., Ltd.	257,034	3,782
Sumitomo Mitsui Financial Group, Inc.	507	3,433
Tokyo Electric Power Co.	137,000	3,326
Nomura Holdings Inc.	217,000	3,013
Nissan Motor Co., Ltd.	290,500	2,976
Nippon Telegraph and Telephone Corp.	602	2,634
Millea Holdings, Inc.	166	2,414
* UFJ Holdings Inc.	447	2,347
Hitachi Ltd.	371,000	2,303
East Japan Railway Co.	394	2,120
Fuji Photo Film Co., Ltd.	54,100	1,977
Kansai Electric Power Co., Inc.	95,400	1,916
Chubu Electric Power Co.	78,800	1,896
Nippon Steel Corp.	712,000	1,799
JFE Holdings, Inc.	61,500	1,716
Sharp Corp.	111,000	1,678
Mitsubishi Corp.	127,800	1,657
Shin-Etsu Chemical Co., Ltd.	42,200	1,597
Denso Corp.	64,000	1,593
Ito-Yokado Co., Ltd.	39,100	1,559
Toshiba Corp.	339,000	1,416
Mitsui Sumitomo Insurance Co.	151,880	1,391
Ricoh Co.	81,000	1,390
Murata Manufacturing Co., Ltd.	25,800	1,383
Kao Corp.	60,000	1,381
Bridgestone Corp.	75,000	1,378
Hoya Corp.	12,400	1,365
Mitsubishi Estate Co., Ltd.	117,000	1,358
Mitsui & Co., Ltd.	147,000	1,355
Kyocera Corp.	19,000	1,355
Astellas Pharma Inc.	39,000	1,319
Nintendo Co.	11,600	1,266
Rohm Co., Ltd.	13,000	1,255
Seven Eleven Japan Co. Ltd.	42,700	1,250
Fujitsu Ltd.	203,000	1,218
Dai-Nippon Printing Co., Ltd.	74,000	1,207
Orix Corp.	9,400	1,201
Tokyo Gas Co., Ltd.	297,000	1,198
Japan Tobacco, Inc.	104	1,156
NEC Corp.	189,400	1,143
Aeon Co., Ltd.	67,200	1,135
Tokyo Electron Ltd.	19,800	1,126
Central Japan Railway Co.	129	1,106
Tohoku Electric Power Co.	59,000	1,095
Softbank Corp.	26,500	1,091
T & D Holdings, Inc.	20,950	1,065
Nippon Oil Corp.	149,000	1,059
* Resona Holdings Inc.	527,000	1,056
Fanuc Co., Ltd.	16,700	1,043
Kyushu Electric Power Co., Inc.	48,100	1,025
Mitsubishi Electric Corp.	198,000	1,024
Secom Co., Ltd.	24,500	1,019
Nitto Denko Corp.	19,400	1,016
Eisai Co., Ltd.	29,200	992
Mitsui Fudosan Co., Ltd.	82,000	961
TDK Corp.	14,000	957
Sumitomo Trust & Banking Co., Ltd.	145,000	945
Asahi Glass Co., Ltd.	88,000	927
Daiwa Securities Group Inc.	141,000	927
Sankyo Co., Ltd.	43,400	915
Sumitomo Corp.	105,000	900
Sompo Japan Insurance Inc.	86,000	897
Nikko Securities Co., Ltd.	179,000	894
West Japan Railway Co.	219	894
Mitsubishi Heavy Industries Ltd.	334,000	889
Keyence Corp.	3,710	859
Takefuji Corp.	12,720	857
Sumitomo Electric Industries Ltd.	80,000	851
Bank of Yokohama Ltd.	139,000	848
Ajinomoto Co., Inc.	68,000	830
Komatsu Ltd.	110,000	826
Fujisawa Pharmaceutical Co., Ltd.	33,400	802
Kirin Brewery Co., Ltd.	82,000	800
Itochu Corp.	155,000	780
Sumitomo Chemical Co.	155,000	766
Sumitomo Metal Industries Ltd.	421,000	758
Osaka Gas Co., Ltd.	243,000	750
Toppan Printing Co., Ltd.	65,000	712
Asahi Kasei Corp.	144,000	709
SMC Corp.	6,200	701
Promise Co., Ltd.	10,200	697
Mitsui Osk Lines Ltd.	106,000	681
Yamato Transport Co., Ltd.	47,000	672
Daiichi Pharmaceutical Co., Ltd.	28,700	671
Shizuoka Bank Ltd.	66,000	666
Nidec Corp.	5,300	660
Daiwa House Industry Co., Ltd.	57,000	655
Nippon Yusen Kabushiki Kaisha Co.	108,000	651
Odakyu Electric Railway Co.	105,000	642
Toray Industries, Inc.	140,000	628
Advantest Corp.	8,200	627
Shinsei Bank, Ltd.	110,000	626
Kubota Corp.	117,000	624
Mitsubishi Chemical Corp.	193,000	616
Sekisui House Ltd.	57,000	609
Olympus Corp.	26,000	607
Mitsui Trust Holding Inc.	61,100	606
Terumo Corp.	19,900	599
Kinki Nippon Railway Co.	175,190	596
Asahi Breweries Ltd.	45,500	590
Tokyu Corp.	112,000	584
Daikin Industries Ltd.	23,000	579
Credit Saison Co., Ltd.	16,100	579
Acom Co., Ltd.	8,250	557
Chiba Bank Ltd.	86,000	556
Sanyo Electric Co., Ltd.	172,000	535
Omron Corp.	24,300	531
Sumitomo Realty & Development Co.	44,000	530
OJI Paper Co., Ltd.	94,000	528
JS Group Corp.	28,512	524
Sumitomo Metal Mining Co.	69,000	519
NTT Data Corp.	150	517
Shiseido Co., Ltd.	39,000	515
*† Yahoo! Japan Corp.	219	514
Yahoo! Japan Corp.	219	512
Electric Power Development Co., Ltd.	16,500	509
Marui Co., Ltd.	37,300	501
Konica Minolta Holdings, Inc.	49,500	500
Nippon Express Co., Ltd.	95,000	499
Dentsu Inc.	182	498
Shionogi & Co., Ltd.	36,000	496
Chugai Pharmaceutical Co., Ltd.	31,600	486
Nippon Paper Group, Inc.	105	485
Sega Sammy Holdings Inc.	7,944	483
Nippon Mining Holdings Inc.	87,500	482
Kobe Steel Ltd.	273,000	481
Hokkaido Electric Power Co., Ltd.	23,200	473
Trend Micro Inc.	11,000	471
Marubeni Corp.	144,000	462
Aisin Seiki Co., Ltd.	20,300	462
Yamada Denki Co., Ltd.	8,600	451
Tobu Railway Co., Ltd.	111,000	449
Kajima Corp.	105,000	434
Daito Trust Construction Co., Ltd.	10,200	429
Taisho Pharmaceutical Co.	20,000	426
Joyo Bank Ltd.	79,000	425
Seiko Epson Corp.	11,300	419
Ohbayashi Corp.	67,000	414
Taisei Corp.	110,000	412
Nissin Food Products Co., Ltd.	15,500	406
Kuraray Co., Ltd.	45,000	402
JSR Corp.	20,300	400
Aiful Corp.	5,000	400
Teijin Ltd.	91,000	389
Oriental Land Co., Ltd.	5,900	386
Mitsui Chemicals, Inc.	69,000	386
Bank of Fukuoka, Ltd.	61,000	383
Kawasaki Kisen Kaisha Ltd.	55,000	380
Nikon Corp.	33,000	379
Fast Retailing Co., Ltd.	6,200	375
Keio Electric Railway Co., Ltd.	63,000	374
ToneGeneral Sekiyu K.K	35,000	360
Keihin Electric Express Railway Co., Ltd.	58,000	359
Hirose Electric Co., Ltd.	3,500	357
Yamaha Motor Co., Ltd.	20,800	356
Kaneka Corp.	32,000	354
Hokuhoku Financial Group, Inc.	115,000	349
Pioneer Corp.	18,900	340
Yokogawa Electric Corp.	25,000	338
Sekisui Chemical Co.	46,000	334
Alps Electric Co., Ltd.	20,000	318
Takashimaya Co.	31,000	317
CSK Corp.	7,600	316
Kyowa Hakko Kogyo Co.	41,000	314
NGK Insulators Ltd.	31,000	308
Shimano, Inc.	9,000	303
Toto Ltd.	35,000	301
Sankyo Co., Ltd.	6,200	300
Citizen Watch Co., Ltd.	31,300	300
Casio Computer Co.	22,700	299
* Furukawa Electric Co.	65,000	297
Shimizu Corp.	58,000	297
Toyo Seikan Kaisha Ltd.	16,000	297
Matsushita Electric Works, Ltd.	34,000	293
NOK Corp.	12,200	291
Showa Denko K.K	110,000	288
JGC Corp.	26,000	283
Yamaha Corp.	19,500	281
Mitsui Mining & Smelting Co., Ltd.	62,000	275
Taiheiyo Cement Corp.	97,000	272
NTN Corp.	49,000	272
77 Bank Ltd.	37,000	268
Tosoh Corp.	54,000	267
Stanley Electric Co.	16,700	253
NSK Ltd.	49,000	252
Yakult Honsha Co., Ltd.	13,000	251
Ushio Inc.	13,000	249
Mitsubishi Materials Corp.	104,000	248
Oki Electric Industry Co. Ltd.	58,000	244
Isetan Co.	18,700	243
Lawson Inc.	6,600	243
Nomura Research Institute, Ltd.	2,600	243
Gunma Bank Ltd.	42,000	243
Benesse Corp.	7,100	241
Toho Co., Ltd.	14,700	241
Kawasaki Heavy Industries Ltd.	139,000	240
Makita Corp.	13,000	238
Konami Corp.	10,700	238
Onward Kashiyama Co., Ltd.	16,000	236
Kamigumi Co., Ltd.	28,000	234
Japan Airlines System Co.	80,000	234
Sumitomo Heavy Industries Ltd.	59,000	232
The Suruga Bank, Ltd.	26,000	231
INPEX Corp.	43	231
Uny Co., Ltd.	19,000	228
Nippon Meat Packers, Inc.	18,000	228
THK Co., Inc.	11,300	228
Leopalace21 Corp.	13,600	224
Daimaru, Inc.	25,000	223
Amada Co., Ltd.	36,000	222
Aeon Credit Service Co. Ltd.	3,270	221
Nisshin Steel Co.	84,000	220
Mitsukoshi, Ltd.	42,000	219
Mabuchi Motor Co.	3,600	217
Dowa Mining Co. Ltd.	32,000	216
USS Co., Ltd.	2,780	215
Ube Industries Ltd.	103,000	212
Mitsubishi Rayon Co., Ltd.	57,000	211
FamilyMart Co., Ltd.	7,100	209
Uni-Charm Corp.	4,600	207
NEC Electronics Corp.	4,400	205
* Ishikawajima-Harima Heavy Industries Co.	127,000	205
Hitachi Chemical Co., Ltd.	11,400	204
* Aiful Corp.	2,500	201
JAFCO Co., Ltd.	3,200	200
Dai-Nippon Ink & Chemicals, Inc.	72,000	197
NGK Spark Plug Co.	19,000	197
All Nippon Airways Co., Ltd.	57,000	195
Nisshin Seifun Group Inc.	18,000	191
Fuji Electric Holdings Co., Ltd.	59,000	186
Denki Kagaku Kogyo K.K	50,000	181
Aoyama Trading Co., Ltd.	6,600	178
MEDICEO Holdings Co., Ltd.	13,400	178
Nippon Sheet Glass Co., Ltd.	42,000	178
Hino Motors, Ltd.	28,000	176
Nippon Sanso Corp.	30,000	176
Bandai Co., Ltd.	8,600	175
Kurita Water Industries Ltd.	11,100	175
Mitsubishi Gas Chemical Co.	37,000	174
Wacoal Corp.	13,000	173
Oracle Corp. Japan	3,700	171
Kikkoman Corp.	17,000	170
Shimamura Co., Ltd.	2,200	169
Teikoku Oil Co., Ltd.	23,000	168
Showa Shell Sekiyu K.K	17,300	168
Seino Transportation Co., Ltd.	17,000	167
Fujikura Ltd.	38,000	166
Koyo Seiko Co., Ltd.	12,000	162
Toyobo Ltd.	66,000	161
Tokyu Land Corp.	38,000	160
Daicel Chemical Industries Ltd.	29,000	160
Shimachu Co.	6,100	159
Meiji Seika Kaisha Ltd.	32,000	159
Minebea Co., Ltd.	37,000	159
Sanken Electric Co., Ltd.	12,000	157
Toyo Suisan Kaisha, Ltd.	10,000	157
TIS Inc.	4,000	157
World Co., Ltd.	4,300	156
Nissan Chemical Industries, Ltd.	18,000	155
Hitachi Construction Machinery Co.	11,000	152
Ito En, Ltd.	3,100	151
Meitec Corp.	4,300	150
Sapparo Holdings Ltd.	32,000	150
Dai-Nippon Screen Manufacturing Co., Ltd.	22,000	149
Mitsubishi Logistics Corp.	13,000	147
Nisshinbo Industries, Inc.	18,000	146
Uniden Corp.	7,000	145
Mitsui Engineering & Shipbuilding Co., Ltd.	76,000	144
Ryohin Keikaku Co., Ltd.	2,900	143
Fuji Television Network, Inc.	60	142
Net One Systems Co., Ltd.	55	141
Meiji Dairies Corp.	25,000	140
Takara Holdings Inc.	20,000	140
House Foods Industry Corp.	9,500	137
Susuken Co., Ltd.	5,560	137
Obic Co., Ltd.	700	137
Kansai Paint Co., Ltd.	22,000	136
Nippon Shokubai Co., Ltd.	15,000	136
ZEON Corp.	18,000	135
Matsumotokiyoshi Co., Ltd.	4,500	134
Central Glass Co., Ltd.	21,000	134
Yamazaki Baking Co., Ltd.	14,000	132
Taiyo Yuden Co., Ltd.	12,000	130
Hitachi Capital Corp.	6,700	129
Ebara Corp.	29,000	128
Okumura Corp.	21,000	128
Skylark Co., Ltd.	7,500	127
Nitori Co., Ltd.	1,950	126
Gunze Ltd.	26,000	121
Coca-Cola West Japan Co. Ltd.	5,100	120
Nippon Light Metal Co.	46,000	120
Toyoda Gosei Co., Ltd.	6,600	119
Sumitomo Bakelite Co. Ltd.	19,000	119
Asatsu-DK Inc.	3,700	118
Toda Corp.	24,000	118
Sumitomo Osaka Cement Co., Ltd.	45,000	118
Nishimatsu Construction Co.	31,000	118
Kinden Corp.	15,000	117
Hankyu Department Stores, Inc.	15,000	117
Sanwa Shutter Corp.	21,000	115
Itochu Techno-Science Corp.	3,500	113
Namco Ltd.	8,600	112
Tokyo Style Co.	10,000	110
Nichirei Corp.	29,000	110
Kokuyo Co., Ltd.	8,600	110
Comsys Holdings Corp.	13,000	109
Circle K Sunkus Co., Ltd.	4,700	108
Komori Corp.	7,000	107
Autobacs Seven Co., Ltd.	3,200	103
Rinnai Corp.	4,000	102
* Sojitz Holdings Corp.	20,600	101
Mitsumi Electric Co., Ltd.	8,900	99
Q.P. Corp.	11,200	98
Fuji Soft ABC Inc.	3,200	98
The Goodwill Group, Inc.	47	98
Nippon Kayaku Co., Ltd.	16,000	92
Tokyo Broadcasting System, Inc.	4,700	92
Alfresa Holdings Corp.	2,200	91
Hitachi Cable Ltd.	22,000	90
Amano Corp.	8,000	90
Aderans Co. Ltd.	4,000	85
Ishihara Sangyo Kaisha Ltd.	35,000	81
Sanden Corp.	16,000	80
Nichii Gakkan Co.	2,630	79
* Kanebo Ltd.	5,500	77
Kaken Pharmaceutical Co.	10,000	69
Takuma Co., Ltd.	8,000	67
* Snow Brand Milk Products Co.	19,500	65
Anritsu Corp.	10,000	63
* Katokichi Co., Ltd.	8,400	62
Hitachi Software Engineering Co., Ltd.	3,100	58
Katokichi Co., Ltd.	7,400	55
Ariake Japan Co., Ltd.	2,090	52
Capcom Co., Ltd.	4,500	44
Saizeriya Co., Ltd.	2,900	42

		223,068

Luxembourg (0.1%)
Arcelor	55,387	1,268
* Stolt Offshores S.A	21,455	168

		1,436

Netherlands (5.0%)
Royal Dutch Petroleum Co.	240,497	14,451
ING Groep NV	216,314	6,552
ABN-AMRO Holding NV	185,707	4,618
Unilever NV	65,977	4,504
* Koninklijke (Royal) Philips Electronics NV	151,913	4,194
Koninklijke KPN NV	250,405	2,247
Aegon NV	161,303	2,180
* Koninklijke Ahold NV	175,227	1,468
Akzo Nobel NV	31,378	1,439
Reed Elsevier NV	84,251	1,275
TPG NV	44,349	1,263
Heineken NV	28,279	983
* ASML Holding NV	53,427	903
Verenigde Nederlandse Uitgeversbedrijven NV	28,163	824
* Koninklijke Numico NV	17,278	709
Rodamco Europe NV	7,868	590
DSM NV	8,087	571
Wolters Kluwer NV	31,060	569
Corio NV	8,754	491
Wereldhave NV	4,425	454
James Hardie Industries NV	75,042	347
Vedior NV	17,619	314
Randstad Holding NV	4,755	212
IHC Caland NV	3,287	209
Oce NV	9,537	153
* Hagemeyer NV	57,941	148
* Getronics NV	51,766	120

		51,788

New Zealand (0.3%)
Telecom Corp. of New Zealand Ltd.	224,327	971
Sky City Entertainment Group Ltd.	96,776	339
Fletcher Building Ltd.	53,649	254
Sky Network Television, Ltd.	42,758	196
Auckland International Airport Ltd.	33,308	192
Contact Energy Ltd.	41,306	192
The Warehouse Group Ltd.	34,171	97
Carter Holt Harvey Ltd.	62,848	88
Fisher & Paykel Healthcare Corp. Ltd.	36,640	78
Fisher & Paykel Appliances Holdings Ltd.	24,054	51
Independent Newspapers Ltd.	11,173	48
* Tower Ltd.	33,196	42
Waste Management NZ Ltd.	9,000	39
NGC Holdings, Ltd.	12,944	28
* Tenon Ltd.	5,734	17

		2,632

Norway (0.6%)
Norsk Hydro ASA	16,757	1,388
Statoil ASA	73,636	1,259
Telenor ASA	93,526	845
Orkla ASA	22,055	811
DnB NOR ASA	74,680	766
* Yara International ASA	20,852	317
Storebrand ASA	24,600	224
Norske Skogindustrier ASA	10,700	214
Frontline Ltd.	4,460	213
Tandberg ASA	15,900	167
Schibsted ASA	5,580	147
* Petroleum Geo-Services ASA	2,080	137
Tomra Systems ASA	17,800	80
Smedvig ASA A Shares	3,320	62

		6,630

Portugal (0.3%)
Portugal Telecom SGPS SA	92,023	1,083
Banco Comercial Portugues SA	244,400	667
Electricidade de Portugal SA	233,879	654
Brisa-Auto Estradas de Portugal SA	36,253	307
Banco Espirito Santo SA	16,675	290
Banco BPI SA	38,549	158
PT Multimedia-Servicos de Telecomunicacoes e Multimedia,
SGPS, SA	5,468	137
Cimpor-Cimento de Portugal SA	23,293	131
Sonae SGPS SA	80,058	121
* Jeronimo Martins & Filho, SGPS, SA	2,748	42

		3,590

Singapore (0.9%)
Singapore Telecommunications Ltd.	746,980	1,168
DBS Group Holdings Ltd.	129,082	1,165
United Overseas Bank Ltd.	132,504	1,156
Oversea-Chinese Banking Corp., Ltd.	121,650	1,017
Singapore Press Holdings Ltd.	180,250	498
Singapore Airlines Ltd.	58,751	423
Keppel Corp., Ltd.	62,000	409
City Developments Ltd.	67,000	262
Allgreen Properties Ltd.	344,000	246
Singapore Land Ltd.	74,000	240
Singapore Technologies Engineering Ltd.	144,906	225
Capitaland Ltd.	152,000	216
ComfortDelgro Corp Ltd.	203,000	205
Venture Corp. Ltd.	24,000	193
United Overseas Land Ltd.	128,000	170
Fraser & Neave Ltd.	18,130	167
Singapore Exchange Ltd.	109,000	139
Neptune Orient Lines Ltd.	47,000	105
SembCorp Industries Ltd.	89,000	105
Jardine Cycle N Carriage Ltd.	14,037	100
SembCorp Marine Ltd.	68,000	80
* Suntec REIT	96,000	75
Keppel Land Ltd.	52,000	72
Singapore Post Ltd.	137,000	71
Parkway Holdings Ltd.	63,000	62
* STATS ChipPAC Ltd.	96,000	62
SMRT Corp. Ltd.	100,000	56
* Chartered Semiconductor Manufacturing Ltd.	90,398	54
Creative Technology Ltd.	4,450	43
Wing Tai Holdings Ltd.	73,000	41
Overseas Union Enterprise Ltd.	8,000	40
SembCorp Logistics Ltd.	28,000	28
* Datacraft Asia Ltd.	25,000	24
* City Developements Ltd. Warrants Exp. 5/10/2006	4,400	11

		8,928

Spain (4.0%)
Telefonica SA	496,274	8,639
Banco Santander Central Hispano SA	691,818	8,440
Banco Bilbao Vizcaya Argentaria SA	369,786	6,034
Repsol-YPF SA	105,111	2,792
Endesa SA	109,384	2,469
Iberdrola SA	87,968	2,306
Banco Popular Espanol SA	19,758	1,282
Altadis SA	30,886	1,266
ACS, Actividades de Contruccion y Servisios, SA	30,381	754
Industria de Diseno Textil SA	25,044	751
Union Fenosa SA	24,483	729
Abertis Infraestructuras SA	26,990	611
Gas Natural SDG SA	17,846	515
Grupo Ferrovial, SA	6,968	396
Metrovacesa SA	7,201	386
* Cintra Concesiones de Infraestructuras de Transporte SA	31,300	338
Amadeus Global Travel Distribution SA	34,320	325
Acerinox SA	19,684	324
Telefonica SA ADR	6,192	322
Acciona SA	3,052	276
Fomento de Construc y Contra SA	5,301	272
Indra Sistemas, SA	13,384	241
Sacyr Vallehermoso SA	12,350	222
* Antena 3 Television	2,232	183
* Sogecable SA	4,512	181
Telefonica Publicidad e Informacion, SA	19,201	174
Promotora de Informaciones SA	8,172	166
Corporacion Mapfre SA	10,426	161
Iberia (Linea Aerea Espana)	43,744	147
Gamesa Corporacion Tecnologica, SA	10,939	146
Sociedad General de Aguas de Barcelona SA	6,202	134
Zeltia SA	14,509	122
NH Hoteles SA	8,543	110

		41,214

Sweden (2.5%)
* Telefonaktiebolaget LM Ericsson AB Class B	1,711,065	4,846
Nordea Bank AB	253,174	2,568
Hennes & Mauritz AB B Shares	54,796	1,891
TeliaSonera AB	242,847	1,454
Svenska Handelsbanken AB A Shares	58,270	1,382
Volvo AB B Shares	27,670	1,232
Sandvik AB	28,083	1,172
Skandinaviska Enskilda Banken AB A Shares	54,724	1,042
Electrolux AB Series B	37,036	865
Svenska Cellulosa AB B Shares	22,410	849
Atlas Copco AB A Shares	12,919	621
Skandia Forsakrings AB	109,000	556
Skanska AB B Shares	42,768	519
Securitas AB B Shares	32,140	516
Swedish Match AB	41,331	508
Volvo AB A Shares	11,552	496
Assa Abloy AB	32,600	463
SKF AB B Shares	9,870	463
Scania AB Class B	10,500	449
Wihlborgs Fastigheter AB	18,200	423
Tele2 AB B Shares	11,946	397
Castellum AB	11,800	386
Eniro AB	29,600	351
Atlas Copco AB B Shares	7,930	349
Gambro AB A Shares	18,600	255
Getinge AB B Shares	16,200	243
Svenskt Stal AB A Shares	8,130	203
Trelleborg AB B Shares	11,220	195
Holmen AB	6,096	193
* Modern Times Group AB	6,200	189
Gambro AB B Shares	11,200	153
Alfa Laval AB	9,000	148
Hoganas AB B Shares	4,800	138
* Capio AB	8,400	128
* Lundin Petroleum AB	16,000	124
* Elekta AB B Shares	3,200	116
* OMX AB	8,860	105
Billerud Aktiebolag	6,500	96
* SAS AB	9,375	94
WM-Data AB Class B	30,000	75
D. Carnegie & Co. AB	6,100	70
Axfood AB	2,650	65
* Oriflame Cosmetics SA	3,007	63
Svenskt Stal AB	2,580	62

		26,513

Switzerland (6.8%)
Nestle SA (Registered)	46,985	12,920
Novartis AG (Registered)	274,864	12,876
UBS AG (Registered)	123,745	10,491
Roche Holdings AG	81,804	8,802
Credit Suisse Group (Registered)	132,395	5,683
Zurich Financial Services AG	16,768	2,955
Swiss Re (Registered)	37,499	2,696
Cie. Financiere Richemont AG	60,780	1,917
* ABB Ltd.	217,853	1,353
Syngenta AG	12,276	1,289
Holcim Ltd. (Registered)	19,561	1,208
Swisscom AG	3,040	1,120
Adecco SA (Registered)	15,039	829
Synthes, Inc.	5,352	598
Swatch Group AG (Bearer)	4,132	571
Nobel Biocare Holding AG	2,622	554
Serono SA Class B	741	540
Givaudan SA	806	520
CIBA Specialty Chemicals AG (Registered)	7,724	502
Clariant AG	26,421	458
SGS Societe Generale de Surveillance Holding SA (Registered)	502	363
Geberit AG	406	299
* Logitech International SA	4,733	289
Lonza AG (Registered)	4,428	272
Schindler Holding AG (Ptg. Ctf.)	616	229
Unaxis Holding AG	1,606	227
Swatch Group AG (Registered)	7,181	201
Straumann Holding AG	906	197
Sulzer AG (Registered)	419	181
* Micronas Semiconductor Holding AG	3,849	161
Phonak Holding AG	4,454	154
Rieter Holding AG	481	153
Kuoni Reisen Holding AG (Registered)	321	143
* Kudelski SA	3,864	140
Valora Holding AG	345	79
UBS AG	741	63

		71,033

United Kingdom (25.2%)
BP PLC	2,471,371	25,663
HSBC Holdings PLC	1,301,754	20,593
Vodafone Group PLC	7,666,511	20,359
GlaxoSmithKline PLC	684,228	15,695
Royal Bank of Scotland Group PLC	369,339	11,750
Shell Transport & Trading Co. PLC	1,120,691	10,082
Barclays PLC	748,621	7,662
AstraZeneca Group PLC	192,231	7,582
HBOS PLC	454,486	7,085
Lloyds TSB Group PLC	648,383	5,834
Tesco PLC	897,379	5,367
Diageo PLC	351,392	4,958
Rio Tinto PLC	123,731	4,000
Anglo American PLC	164,429	3,899
BT Group PLC	993,937	3,852
BHP Billiton PLC	285,980	3,842
National Grid Transco PLC	359,584	3,334
British American Tobacco PLC	187,204	3,294
Aviva PLC	265,144	3,180
BG Group PLC	406,891	3,163
Unilever PLC	318,431	3,150
Prudential PLC	274,778	2,628
Cadbury Schweppes PLC	239,992	2,408
Reckitt Benckiser PLC	71,380	2,266
Imperial Tobacco Group PLC	84,491	2,217
GUS PLC	117,781	2,026
Centrica PLC	443,171	1,934
BAE Systems PLC	370,539	1,817
Scottish & Southern Energy PLC	98,446	1,640
Land Securities Group PLC	66,852	1,632
Legal & General Group PLC	753,726	1,613
ScottishPower PLC	206,643	1,599
British Sky Broadcasting Group PLC	145,740	1,598
Reed Elsevier PLC	146,174	1,514
Kingfisher PLC	272,736	1,488
SABMiller PLC	93,414	1,462
WPP Group PLC	126,755	1,441
Wolseley PLC	68,213	1,428
BAA PLC	122,571	1,351
Reuters Group PLC	167,073	1,286
Marks & Spencer Group PLC	188,977	1,235
Compass Group PLC	251,155	1,146
ITV PLC	469,848	1,132
Pearson PLC	92,044	1,122
BOC Group PLC	56,488	1,087
InterContinental Hotels Group PLC	91,718	1,072
Carnival PLC	19,246	1,056
Smiths Group PLC	64,416	1,036
British Land Co., PLC	68,179	1,036
Hilton Group PLC	179,542	1,021
Smith & Nephew PLC	107,734	1,011
Boots Group PLC	85,010	1,002
Man Group PLC	35,689	926
Next PLC	30,346	912
3i Group PLC	70,049	888
J. Sainsbury PLC	156,145	854
Rolls-Royce Group PLC	176,122	811
Scottish & Newcastle PLC	92,093	801
Hanson Building Materials PLC	84,115	796
United Utilities PLC	63,991	762
Friends Provident PLC	226,739	760
Yell Group PLC	81,595	730
Liberty International PLC	39,596	721
Cable and Wireless PLC	287,089	701
Imperial Chemical Industries PLC	136,743	693
Severn Trent PLC	39,702	687
Dixons Group PLC	220,863	637
Slough Estates PLC	67,807	624
Rentokil Initial PLC	201,209	616
Enterprise Inns PLC	40,690	593
Hammerson PLC	37,490	589
Whitbread PLC	32,837	578
* International Power PLC	169,611	575
BP PLC ADR	9,184	573
Rexam PLC	63,394	570
The Sage Group PLC	149,252	568
Exel PLC	34,103	547
Capita Group PLC	75,979	539
BPB PLC	57,201	537
Amvescap PLC	83,801	528
Emap PLC	31,818	500
Royal & Sun Alliance Insurance Group PLC	334,310	496
Kelda Group PLC	43,527	492
Bunzl PLC	49,897	487
Brambles Industries PLC	84,270	482
Daily Mail and General Trust	34,989	476
Tate & Lyle PLC	47,308	475
Hays PLC	188,182	473
Johnson Matthey PLC	25,336	473
The Peninsular & Oriental Steam Navigation Co.	85,059	465
William Hill PLC	44,238	461
Trinity Mirror PLC	34,376	456
Tomkins PLC	88,948	444
* Corus Group PLC	434,337	443
Persimmon PLC	29,604	423
Alliance Unichem PLC	28,864	422
ICAP PLC	78,533	407
Signet Group PLC	199,530	406
EMI Group PLC	87,724	392
United Business Media PLC	38,755	389
GKN PLC	80,422	386
Taylor Woodrow PLC	65,918	381
Mitchells & Butlers PLC	57,342	373
Provident Financial PLC	27,873	373
George Wimpey PLC	44,757	372
Punch Taverns PLC	26,941	350
Barratt Developments PLC	27,558	344
Cattles PLC	53,662	343
* Group 4 Securicor PLC	126,935	329
Rank Group PLC	63,300	327
Kesa Electricals PLC	56,844	324
Cobham PLC	12,055	318
* British Airways PLC	63,045	315
Associated British Ports Holdings PLC	34,199	311
Pilkington PLC	138,263	310
Inchape PLC	8,187	306
IMI PLC	38,440	298
United Utilities PLC Class A	33,893	288
London Stock Exchange PLC	33,148	284
Balfour Beatty PLC	47,969	283
ARM Holdings PLC	140,377	280
FirstGroup PLC	42,770	278
BBA Group PLC	48,282	276
Kidde PLC	87,176	275
LogicaCMG PLC	81,354	272
* The Berkeley Group Holdings	17,147	263
Intertek Testing Services PLC	17,796	260
Serco Group PLC	53,955	249
Misys PLC	59,036	247
National Express Group PLC	14,246	243
Meggitt PLC	46,047	229
Aegis Group PLC	118,779	229
* Marconi Corp. PLC	22,273	227
Close Brothers Group PLC	14,851	217
Electrocomponents PLC	45,755	214
HMV Group PLC	44,537	210
Amec PLC	33,458	202
Arriva PLC	19,438	193
* Invensys PLC	654,733	192
Novar PLC	54,546	192
Schroders PLC	14,296	191
Great Portland Estates PLC	30,598	189
Bellway PLC	11,230	187
The Davis Service Group PLC	21,571	178
Stagecoach Group PLC	84,745	177
* Cookson Group PLC	222,715	168
De La Rue Group PLC	20,610	149
MFI Furniture Group PLC	64,913	143
Premier Farnell PLC	38,033	122
SSL International PLC	20,805	119
FKI PLC	58,917	118
WPP Group PLC ADR	2,004	114
Aggreko PLC	21,868	74
ScottishPower PLC ADR	2,320	72

		262,190

TOTAL INVESTMENTS
(Cost $865,427)		1,037,786

OTHER ASSETS AND LIABILITIES--NET (0.3%)		2,608

NET ASSETS (100%)		$1,040,394

*Non-income-producing security.
†Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of March 31, 2005.
ADR--American Depositary Receipt.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $865,427,000. Net unrealized appreciation of investment securities for tax purposes was $172,359,000, consisting of unrealized gains of $199,269,000 on securities that had risen in value since their purchase and $26,910,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.